Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit loss, inventory provision, standalone selling prices of performance obligations, impairment of long-lived assets, the fair value of share-based awards, percentage of completion for research and developments service contracts and breakage income. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation
Foreign currency translation
The functional currency of the Company and BR Hong Kong Limited is US$. The functional currency of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries is RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The financial statements of the Company and the Company’s subsidiary outside PRC are translated from the functional currency to the reporting currency.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical costs in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive (loss) income and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

Convenience translation
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.3726 per US$1.00 on December 31, 2021, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
Restricted cash
Restricted cash primarily represents deposits restricted in designated bank accounts for specific uses in relation to certain government grants received. The Group presents restricted cash within the ending cash, cash equivalents and restricted cash balance on the consolidated statements of cash flows for all periods presented.

Accounts receivable, contract assets and allowance for credit losses
Accounts receivable, contract assets and allowance for credit losses
The Group recognizes contract assets when it satisfies its performance obligations before the customer pays consideration or before payment is due. The Group transfers contract assets to “accounts receivable” when its right to payment becomes unconditional.
Prior to adopting ASC 326, accounts receivable was carried at net realizable value. The Group recorded allowance for doubtful accounts when collection was no longer probable. The Group considered specific evidence when evaluating the collectability of accounts receivables, including the aging of the receivable, customer payment history, customer’s credit worthiness and other factors. Accounts receivable were written off when management determined a balance would be uncollectable after all collection efforts have ceased.
Upon adoption of ASC 326, the Group records the allowance for credit losses as an offset to accounts receivable and contract assets, with estimated credit losses charged to “General and administrative expenses” in the consolidated statements of comprehensive loss. The Group assesses credit loss by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business segments, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. The Group applies a migration roll rate method that considers historical collectability based on past due status, the age of the accounts receivable and contract asset balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect the Group’s ability to collect from customers. The Group writes off accounts receivable and contract assets are deemed uncollectible when after all collection efforts have ceased.
For debt securities, the allowance for credit losses reflects the Group’s estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “Other expenses, net” in the consolidated statements of comprehensive loss. Estimated allowances of credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Inventories
Inventories
Inventories consist of raw materials, work in progress and finished goods which are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales price, obsolescence, or similar reductions in the estimated net realizable value, and are recorded in cost of sales.

Short-term investment	Short-term investments The Group’s short-term investments comprise primarily of cash deposits at fixed rates with original maturities of greater than 3 months, but less than 12 months.
Fair value measurements
Fair value measurements
The Group applies ASC 820,
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivable contract assets amounts due from and due to related parties, accounts payable and short-term borrowings approximate their fair values because of their generally short maturities. The carrying amounts of long-term borrowings, other non-current
liabilities and lease liabilities approximate their fair values since they bear interest at rates which approximate market interest rates.
On January 22, 2020, the holder of the Series C convertible redeemable preferred share warrant
(the “Series C Warrant”) exercised its Series C Warrant and purchased 1,064,950 Series C convertible redeemable preferred shares. The Group recognized a gain from the decrease in warrant fair value of RMB3,503 for the years
ended December 31, 2020. The Group recognized a loss from the increase in fair value of RMB2,839 for the year ended December 31, 2019. The Group records fair value change of the warrant as a component of non-operating
income in the consolidated statement of comprehensive loss for the years
ended December 31, 2019 and 2020.

The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended 2020 and 2021. As of December 31, 2020 and 2021, there were no warrants outstanding. Therefore, there were no financial assets and liabilities measured and recorded at fair value on a non-recurring
basis as of December 31, 2020 and 2021.

Equity method investment
Equity method investment
Equity method investment represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control and are accounted for using the equity method of accounting in accordance with ASC Subtopic
323-10,
Investments-Equity Method and Joint Ventures: Overall
. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Group evaluates its equity method investment for impairment under ASC
323-10.
An impairment loss on the equity method investment is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.
In January 2017, the Group acquired for
 a
20.29% equity interest in EaSuMed Holding Ltd. for US$363. In October 2020, additional shares were allotted to the Group from EaSuMed Holding Ltd. and therefore the Group held a 21.04% equity interest in EaSuMed Holding Ltd. as of December 31, 2020 and 2021. The Group exercised significant influence over the investee with its one seat on the board of directors and accounted for its investment under the equity method. The Group recognized losses from equity method investment of RMB230, RMB275 and RMB483 (US$76) for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment loss was recognized for the years presented.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Computer software	3 years
The Group does not have any indefinite-lived intangible assets.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates the recoverability of its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.
No impairment loss was recorded for the years ended December 31, 2019, 2020 and 2021.

Segment reporting
Segment reporting
In accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM evaluates segment performance based on revenues and gross profit by the operating segments of central laboratory business, in-hospital
business and pharma research and development services. Substantially all of the Group’s revenues are derived from the PRC.

Revenue recognition
Revenue recognition
The Group derives revenues from its central laboratory business, in-hospital
business and pharma research and development services. The Group recognizes revenue to depict the transfer of promised products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. For businesses that enter primarily short-term contracts, the Group applies the practical expedient which allows costs to obtain a contract to be expensed when incurred if the amortization period of the assets that would otherwise have been recognized is one year or less.
Revenue from central laboratory business
Revenue from central laboratory business is primarily generated through the sales of the Group’s cancer therapy selection test, to individual patient customers. The individual patient prepays the consideration in full and the transaction price for each contract is fixed at contract inception. The patient can choose to purchase a single cancer therapy selection test, as a package which consisting of multiple cancer therapy selection tests of the same type or a combination of different types of cancer therapy selection tests. Each cancer therapy selection test represents a single performance obligation. Revenue is allocated to each performance obligation based on the relative standalone selling price method. The Group records revenue at a point in time, when each cancer therapy selection testing report is delivered to the patient.
The
G
roup launched cancer therapy selection testing packages (“Monitoring Packages”) in 2017. Each monitoring package contain a fixed number of the same type cancer therapy selection test which can be used up to two years from purchase date. The portion of the cancer therapy selection tests within the Monitoring Packages are not expected to be used by the patient prior to expiration based on historical usage rates are referred to as a “breakage”. The Group recognizes the expected breakage amount as revenue in proportion to the total number of tests expected to be performed for patients prior to the expiration date. If the Group is not expected to be entitled to a breakage amount due to the lack of historical experience, the expected breakage amount is recognized as revenue at the end of the two-year
period when the monitoring package expires. The Group evaluates its breakage estimates periodically based upon its historical experience with each type of Monitoring Packages recent usage pattern prior to the expiration period. The historical usage rates may not be reflective of the actual usage rates due to changes in patient behavior and medical advancements. The determination of whether the Group has accumulated sufficient historical experience to determine breakage amount and changes in the actual patients’ usage rates may significantly impact on the amount of breakage revenue recognized for the period. The Group changed its estimates of the entitlement of breakage amount in 2019 as the Group concluded it has sufficient historical experience to estimate breakage. The Group recognized breakage income breakage income of RMB14,723, RMB11,900 and RMB14,177 (US$2,225) for the years ended December 31, 2019, 2020 and 2021, respectively.
Revenue from
in-hospital
business
Revenue from
in-hospital
business is primarily generated through reagent kit sales and providing facilitation services for laboratory equipment sold to hospitals. The Group manufactures the reagent kits and sells to the hospitals when the hospitals submit a purchase order. Each reagent kit represents a single performance obligation. The Group does not provide rights of return for the reagent kits sold other than returns of defective products. Returns for defective products were not material for the periods presented. The contracts with customers from reagent kit sales of in-hospital
business often contain bundles of reagent kits to customers. Each kit represents a single performance obligation. The Group allocates the total transaction consideration to each performance obligation based on a relative standalone selling price (“SSP”) basis using the expected cost plus a margin method. The Group estimates SSP by using market conditions, entity-specific factors, including the product mix sold to customers over time and the Group’s expected gross margin for different customers.
The Group records revenue on the sales of reagent kits at a point in time when the reagent kits are delivered to the hospital.
For the facilitation services, the Group purchases the laboratory equipment from third-party suppliers when the hospital submits purchase request and resells the laboratory equipment to the hospital. The Group acts as an agent in facilitating laboratory equipment sales as it does not control the laboratory equipment prior to its delivery to the hospitals and does not have inventory risks. The facilitation services for each piece of laboratory equipment represents a single performance obligation. The Group records revenue on a net basis at the point in time when the Group has completed its facilitation services.
Revenue from pharma research and development services
The Group provides pharma research and development services to pharmaceutical companies for developing new targeted therapies and immunotherapies on various types of cancers and to hospitals for their studies on cancer diagnosis and treatment. The pharma research and development services include a range of cancer therapy selection testing services, analytical validation services and project management services. The Group will deliver an analysis report upon the completion of services. The testing services, analytical validation services and project management services are not distinct within the context of the contract because the Group is using these services as inputs to produce the analysis report. The Group recognizes services revenue over the period in which these services are provided because the Group does not create an asset with alternative use to the Group and the Group has an enforceable right to payment for the performance completed to date. The Group recognizes revenue using an output method to measure progress that utilizes cancer therapy selection testing performed to date as its measure of progress.
The Group also provides companion diagnostics development service to pharmaceutical companies. The Group recognizes revenue using an input method to measure progress for these arrangements. The Group determined the pattern of revenue recognition over time would most faithfully represent the economic value of the companion diagnostics services being provided based on the external costs incurred over the term of the development and clinical validation phases of the project.
Pharmaceutical companies may also separately engage the Group to perform multiple cancer therapy selection tests without an analysis of the test results. Each therapy selection test is capable of being distinct and separately identifiable from other promises in the contracts and therefore, represent distinct performance obligations. Revenue is allocated to each cancer therapy selection test using a relative standalone selling price basis. The Group records revenue at a point in time, when each cancer therapy selection test result is delivered to the pharmaceutical companies and hospitals.
Contract assets and liabilities
Contract assets increased RMB19,857 (US$3,116) compared to the year
s
ended December 31, 2020 because the Group has an unconditional right to bill customers only upon delivery of all reagent kits and the Group did not deliver all the reagent kits in certain revenue arrangements with hospitals as of December 31, 2021. The Group recorded an impairment loss on contract assets of nil, RMB3,497 and RMB14,478 (US$2,272) for the years ended December 31, 2019, 2020 and 2021, respectively.
The Group records a contract liability, which is presented as “deferred revenue” on the consolidated balance sheets when a customer pays consideration before the Group provides products or services.
Deferred revenue increased RMB68,469 (US$10,744) compared to the year ended December 31, 2021 is a result of the increase in consideration received from the Group’s customers due to the business expansion. The Group receives payments from customers based on a billing schedule as established in contracts. Revenue recognized that was included in deferred revenue balance at the beginning of the period was RMB41,255, RMB27,807 and RMB34,140(US$5,357) for the year
s
ended December 31, 2019, 2020 and 2021, respectively.
The transaction prices allocated to the remaining performance obligations (unsatisfied or partially satisfied) as of December 31, 2020 and December 31, 2021 were RMB115,523 and RMB257,601 (US$40,423), respectively. RMB96,832(US$15,195) of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue after one year are related to pharma research and development services. All the other amounts of transaction prices allocated to the remaining performance obligations are expected to be recognized as revenue within one year. The amounts disclosed above do not include variable consideration which is constrained.
Value added taxes and related surcharges
The Group is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in the PRC. The Group’s applicable value added tax rate is 6% or 17%. Pursuant to further VAT reform implemented from May 1, 2018, the previous applicable VAT tax rates of 17% were adjusted to 16% and further adjusted to 13% beginning in April 2019.
The Group excludes VAT from the measurement of transaction price because the Group is collecting the VAT on behalf of tax authorities. The Group is also subject to surcharges on VAT payments in accordance with PRC law, which is recorded as cost of revenue. Surcharges are recorded when incurred because they are not imposed on and concurrent with a specific revenue arrangement and were immaterial for the years ended December 31, 2019, 2020 and 2021, respectively.

Research and development expenses
Research and development expenses
Research and development expenses include external and internal expenses. External expenses include clinical and non-clinical activities performed by contract research organizations. Internal expense primarily consists of salaries and benefits for research and development personnel and the cost of materials for research and development projects and products. The Group expenses internal research and development costs as they are incurred. The Group estimates liabilities for external research and development expenses in order to match the recognition of expenses to the period in which the actual services are received. As such, accrued liabilities related to third party research and development activities are recognized based upon their estimate of services received and degree of completion of the services in accordance with the specific third-party contract.

Government subsidies
Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as a reduction of the related expense when the conditions are met. The government subsidies with no further conditions to be met are recorded as other income when received. Where the grant relates to an asset, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset as a reduction of the related expense.

Leases
Leases
The Group leases office space, employee dormitories and equipment. The Group’s offices and facility leases generally have lease terms between 10 months to 6 years. The Group’s lease agreements are with fixed lease payments and do not contain variable lease payments or material residual value guarantees. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligation.
Prior to adopting ASC 842, the Group classified leases at the inception date as either a capital lease or an operating lease. The Group assessed a lease to be a capital lease if any of the following conditions existed: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease was accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.
All other leases were accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease terms. Certain lease agreements contain rent holidays. Rent holidays were considered in determining the straight-line rent expense to be recorded over the lease term. The lease term began on the date of initial possession of the leased property for purpose of recognizing lease expense on straight-line basis over the term of the lease.
Upon adoption of ASC 842, the Group (as the lessee) classifies its leases as operating or financing lease at inception in accordance with the recognition criteria in ASC
842-20-25-2.
The Group classifies a lease as a finance lease if the lease meets any one of the following criteria: a) the leases transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the leases grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, c) the lease term is for a major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
The Group classifies a lease as an operating lease when it does not meet any one of these criteria.
For finance leases,
right-of-use
assets are included in property and equipment in the consolidated balance sheets. The Group recognizes finance lease liabilities using the implicit rate when readily determinable at the commencement dates in determining the present value of lease payments.
For operating leases, the Group recognizes a
right-of-use
(“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at the commencement date. Lease expense is recorded on a straight-line basis over the lease term. As the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. In estimating its incremental borrowing rate, the Group considers its credit rating, nature of underlying asset, and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease. Leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. The Group also elected to exempt short-term leases of 12 months or less from balance sheet recognition requirements associated with ASC 842. The Group recognizes fixed rental payments for these short-term leases as a straight-line expense over the lease term.
When the Group enters into sale and leaseback transactions as a lessee, it first assesses whether the effectively transferred the underlying asset using the guidance in ASC 606. If the Group transfers the control of the leased asset to the buyer-lessor, the Group accounts for the sale of the underlying asset in accordance with ASC606. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the seller-lessee does not transfer the control of the leased asset to the buyer-lessor, the asset is not derecognized and the Group accounts for the transaction as a financing arrangement.

Comprehensive loss
Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive (loss) income of the Group includes foreign currency translation adjustments related to the Group and its overseas subsidiaries, whose functional currency is US$.

Income taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expenses.

Share-based compensation
Share-based compensation
The Group applies ASC 718,
Compensation — Stock Compensation
(“ASC 718”), to account for its employee share-based payments awards granted to certain directors, executives and employees. Share options granted are classified as equity awards and are measured based on the grant date fair value of the equity instrument issued. For employee awards with only service condition, the Group records compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in
capital. For employee awards with service condition and performance condition that has a graded vesting schedule, the Group records compensation costs on a tranche-by-tranche
basis, with a corresponding impact reflected in additional
paid-in
capital. The Group has early adopted ASU
No. 2016-09
Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting (“ASU
2016-09”)
and accounts for forfeitures as they occur.

Loss per share
Loss per share
In accordance with ASC 260,
Earnings Per Share
, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted
method, and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the periods presented herein, no losses were allocated to the convertible preferred shares in the computation of basic loss per share using the two-class
method as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.

Employee defined contribution plan
Employee defined contribution plan
As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB29,825, RMB28,232 and RMB70,036 (US$10,990) for the years ended December 31, 2019, 2020 and 2021, respectively.

Modification of redeemable convertible preferred shares
Modification of redeemable convertible preferred shares
The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than ten percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

Concentration of risks
Concentration of risks
Concentration of credit risk
As of December 31, 2021, the Group had RMB1,502,869 (US$235,833) cash and cash equivalents, restricted cash, and short-term investments, 92% and 8% of which were held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.
Account receivables are typically unsecured and denominated in RMB and are derived from revenues earned from reputable customers. As of December 31, 2019 and 2020, the Group had two customers with a receivable balance exceeding 10% of the total accounts receivable balance. As of December 31, 2021, the Group had one customer with a receivable balance exceeding 10% of the total accounts receivable balance. The Group manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers

Concentration of suppliers
A significant portion of the Group’s equipment and raw materials were purchased from its two suppliers, who collectively accounted for 67%, 57% and 44% of the Group’s total equipment and raw materials purchases for the years ended December 31, 2019, 2020 and 2021, respectively.

Business and economic risk
Business and economic risk
The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Currency convertibility risk
Currency convertibility risk
Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk
Foreign currency exchange rate risk
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For US$ against RMB, there was appreciation of approximately 1.3%, depreciation of approximately 6.3% and 2.3% in the years ended December 31, 2019, 2020 and 2021 respectively.
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents are denominated in US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

Reverse share split
Reverse share split
On January 30, 2020, the Company’s board of directors and shareholders approved an amended and restated memorandum and articles of association of the Company to effect a reverse split of shares of all issued and unissued shares of the Company (including stock options issued or issuable to employees and directors) as well as issued and outstanding Preferred Shares, on a
2-for-1
basis (the “Reverse Share Split”). The par values and the authorized shares of the ordinary shares, preferred shares were adjusted as a result of the Reverse Share Split. The Reverse Share Split became effective on January 30, 2020. All ordinary shares, preferred shares, and the related per share amounts contained in the financial statements have been retroactively adjusted to reflect the Reverse Share Split for all periods presented.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
Adoption of ASU
2016-02
The Group adopted
ASU
2016-02,
Leases
, and all subsequent ASUs relating to this Topic (collectively, “ASC 842”) using the modified retrospective transition method effective January 1, 2021. The Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to not reassess 1) whether expired or existing contracts are or contain leases, 2) lease classification for any expired or existing leases as of the adoption date and 3) initial direct costs for existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease
components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. The Group elected to not account for a rent concession as a lease modification and account for a rent concession as a negative variable lease payment for rent concession directly resulting from the
COVID-19
pandemic.
The impact arising from the adoption of ASC 842 at January 1, 2021 for leases was as follows:

	Balance as of December 31, 2020	Adjustment due to the adoption of ASC 842	Balance as of January 1, 2021
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	57,329	(93)	57,236
Operating right-of-use assets	—	36,542	36,542
Liabilities:
Accrued liabilities and other current liabilities	83,648	(2,570)	81,078
Capital lease obligations, current	4,816	(4,816)	—
Current portion of operating lease liabilities	—	11,403	11,403
Current portion of finance lease liabilities	—	4,816	4,816
Non-current portion of operating lease liabilities	—	27,616	27,616
Adoption of ASU
2016-13
On January
1
,
2021
, the Group adopted Accounting Standards Update (“ASU”)
No. 2016-13,
Financial instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
using the modified retrospective transition method. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit loss (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost. The cumulative impact from adopting ASC 326
resulted in a decrease
in
the opening retained earnings
of
on January
1
,
2021
by RMB
11,358
(US$
1,759)
, RMB
2,383
(US$
369)
and RMB
115
(US$
18)
for the allowance for credit losses for accounts receivables, contract assets and other current assets, respectively.
New accounting standards which have not yet been adopted
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Group does not expect this guidance to have a material impact on the Group’s consolidated financial statements.